Offerings	May 01, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 48,039,117.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,634.20
Offering Note

(1)	The transaction value is calculated as the aggregate maximum purchase price for common shares of beneficial interest (the “Shares”) of New Mountain Private Credit Fund, based upon the net asset value per the Shares as of March 31, 2026 of $23.37. This amount is based upon the offer to purchase up to 2,055,589 Shares.
(2)	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note

(1)	The transaction value is calculated as the aggregate maximum purchase price for common shares of beneficial interest (the “Shares”) of New Mountain Private Credit Fund, based upon the net asset value per the Shares as of March 31, 2026 of $23.37. This amount is based upon the offer to purchase up to 2,055,589 Shares.
(2)	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.